UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

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Investment Company Act File number 811-09134

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MANOR INVESTMENT FUNDS

15 Chester Commons

Malvern, PA  19355

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AGENT FOR SERVICE:

Daniel A. Morris

Manor Investment Funds

15 Chester Commons

Malvern, Pa  19355

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Registrant's telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by a registered management investment company, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

	Manor Fund
	Schedule of Investments
	March 31, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 97.57%

Air Courier Services - 3.15%
1,186	FedEx Corp.	$ 192,986

Air Transportation, Scheduled - 3.11%
3,909	Delta Air Lines, Inc.	190,290

Beverages - 3.46%
2,065	PepsiCo, Inc.	211,621

Carpets & Rugs - 3.67%
1,178	Mohawk Industries, Inc. *	224,880

Cogeneration Services & Small Power Producers - 1.03%
5,343	The AES Corp.	63,047

Computer Storage Devices - 3.41%
2,746	SanDisk Corp.	208,916

Converted Paper & Paperboard Products (No Containers/Boxes) - 4.11%
3,484	Avery Dennison Corp.	251,231

Crude Petroleum & Natural Gas - 1.46%
1	California Resources Corp.	1
1,302	Occidental Petroleum Corp.	89,096
		89,097
Electronic Connectors - 5.93%
6,272	Amphenol Corp. Class A	362,647

Fire, Marine & Casualty Insurance - 2.35%
1,208	Chubb Corp.	143,933

Hospital & Medical Service Plans - 2.77%
1,219	Anthem, Inc.	169,429

Investment Advice - 1.56%
2,439	Franklin Resources, Inc.	95,243

Life Insurance - 2.57%
3,584	MetLife, Inc.	157,481

National Commercial Banks - 5.64%
2,638	JP Morgan Chase & Co.	156,222
2,231	PNC Financial Services Group, Inc.	188,676
		344,898
Oil & Gas Field Machinery & Equipment - 2.13%
2,978	Baker-Hughes, Inc.	130,526

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.20%
1,838	Zimmer Biomet Holdings, Inc.	195,986

Personal Credit Institutions - 2.65%
3,186	Discover Financial Services	162,231

Petroleum Refining - 4.15%
3,957	Valero Energy Corp.	253,802

Pharmaceutical Preparations - 5.11%
796	Allergen, Plc. (Ireland) *	213,352
1,617	Mallinckrodt, Plc. (Ireland) *	99,090
		312,442
Public Building & Related Furniture - 4.72%
2,762	BE Aerospace, Inc. *	127,383
4,148	Johnson Controls, Inc.	161,648
		289,031
Retail-Drug Stores & Proprietary Stores - 3.33%
1,966	CVS Caremark Corp.	203,933

Retail-Grocery Stores - 2.99%
4,781	Kroger Co.	182,873

Retail-Jewelry Stores - 3.49%
1,722	Signet Jewelers, Ltd.	213,580

Semiconductors & Related Devices - 6.07%
5,650	Applied Materials, Inc.	119,667
3,235	Skyworks Solutions, Inc.	252,007
		371,674
Services-Prepackaged Software - 3.80%
4,214	Microsoft Corp.	232,739

Special Industry Miachinery (No Metalworking Machinery) - 2.49%
2,812	Pentair Ltd. (United Kingdom)	152,579

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.94%
1,211	Nucor Corp.	57,280

Telephone Communications (No Radio Telephone) - 2.08%
3,252	AT&T, Inc.	127,381

Water Transportation - 3.37%
3,903	Carnival Corp.	205,961

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 2.83%
1,999	AmerisourceBergen Corp.	173,014

TOTAL FOR COMMON STOCKS (Cost $4,535,040) - 97.57%		$ 5,970,731

SHORT TERM INVESTMENTS - 5.62%
343,631	First American Government Obligation Fund Class Y 0.01% ** (Cost $343,631)	343,631

TOTAL INVESTMENTS (Cost $4,878,671) *** - 103.18%		$ 6,314,362

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.18%)		(194,850)

NET ASSETS - 100.00%		$ 6,119,512

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2016.

***At March 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,878,671 amounted to $1,435,692, which consisted of aggregate gross unrealized appreciation of $1,689,226 and aggregate gross unrealized depreciation of $253,534.

NOTES TO FINANCIAL STATEMENTS
Manor Fund
1. SECURITY TRANSACTIONS

At March 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,878,671 amounted to $1,435,692, which consisted of aggregate gross unrealized appreciation of $1,689,226 and aggregate gross unrealized depreciation of $253,534.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,970,731	$0	$0	$5,970,731
Cash Equivalents	$343,631	$0	$0	$343,631
Total	$6,314,362	$0	$0	$6,314,362

The Funds did not hold any Level 3 assets during the fiscal quarter.  The Funds did not hold any derivative instruments at any time during the fiscal quarter.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Manor Growth Fund
	Schedule of Investments
	March 31, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 94.61%

Air Transportation, Scheduled - 3.29%
9,112	Southwest Airlines Co.	$ 408,218

Beverages - 4.33%
3,549	Constellation Brands, Inc. Class A	536,218

Biological Products (No Diagnostic Substances) - 4.18%
5,647	Gilead Sciences, Inc.	518,733

Cable & Other Pay Television Services - 2.64%
4,507	Time Warner, Inc.	326,983

Computer Communications Equipment - 2.69%
3,149	F5 Networks, Inc. *	333,322

Electronic Computers - 4.65%
5,285	Apple, Inc.	576,012

Fire, Marine & Casualty Insurance - 3.48%
3,624	Chubb Corp.	431,800

Household Appliances - 2.76%
1,895	Whirlpool Corp.	341,744

Household Audio & Video Equipment - 2.45%
3,405	Harman International Industries, Inc.	303,181

Investment Advice - 2.28%
1,744	Affiliated Managers Group, Inc. *	283,226

Leather & Leather Products - 1.83%
3,979	Michael Kors Holdings, Ltd. (China) *	226,644

Measuring & Controlling Devices - 6.71%
4,334	Thermo Fisher Scientific, Inc.	613,651
8,788	Trimble Navigation Ltd. *	217,942
		831,593
Oil & Gas Field Services - 1.24%
2,092	Schlumberger Ltd. (France)	154,285

Pharmaceutical Preparations - 4.48%
3,186	AbbVie, Inc.	181,984
3,730	Celgene Corp. *	373,336
		555,320
Retail-Building Materials, Hardware, Garden Supply - 3.23%
1,405	The Sherwin-Williams Co.	399,961

Retail-Drug Stores & Proprietary Stores - 6.33%
4,923	Express Scripts Holding Co. Class C *	338,161
5,300	Walgreens Boots Alliance, Inc.	446,472
		784,633
Retail-Variety Stores - 3.43%
5,149	Dollar Tree, Inc. *	424,587

Semiconductors & Related Devices - 4.77%
30,997	On Semiconductor Corp. *	297,261
6,191	Xilinx, Inc.	293,639
		590,900
Services-Business Services - 3.05%
4,002	MasterCard, Inc.	378,189

Services-Computer Programming Services - 3.85%
7,610	Cognizant Technology Solutions Corp. *	477,147

Services-Computer Programming, Data Processing, Etc. - 4.50%
370	Alphabet, Inc. Class A	282,273
370	Alphabet, Inc. Class C	275,632
		557,905
Services-Help Supply Services - 2.72%
7,240	Robert Half International, Inc.	337,239

Services-Prepackaged Software - 5.27%
5,134	Microsoft Corp.	283,551
9,037	Oracle Corp.	369,703
		653,254
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.73%
5,013	Church & Dwight Co., Inc.	462,098

Water Transportation - 3.42%
5,157	Royal Caribbean Cruises, Ltd.	423,648

Wholesale-Motor Vehicles & Motor Vechicle Parts & Supplies - 3.31%
12,834	LKQ Corp. *	409,790

TOTAL FOR COMMON STOCKS (Cost $9,079,378) - 94.61%		$ 11,726,630

SHORT TERM INVESTMENTS - 5.44%
674,750	First American Government Obligation Fund Class Y 0.01% ** (Cost $674,750)	674,750

TOTAL INVESTMENTS (Cost $9,754,128) *** - 100.05%		12,401,380

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05%)		(6,100)

NET ASSETS - 100.00%		$ 12,395,280

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2016

*** At March 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,754,128 amounted to $2,647,251, which consisted of aggregate gross unrealized appreciation of $3,156,059 and aggregate gross unrealized depreciation of $508,808.

NOTES TO FINANCIAL STATEMENTS
Manor Growth Fund
1. SECURITY TRANSACTIONS

At March 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,754,128 amounted to $2,647,251, which consisted of aggregate gross unrealized appreciation of $3,156,059 and aggregate gross unrealized depreciation of $508,808.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$11,726,630	$0	$0	$11,726,630
Cash Equivalents	$674,750	$0	$0	$674,750
Total	$12,401,380	$0	$0	$12,401,380

The Funds did not hold any Level 3 assets during the fiscal quarter.  The Funds did not hold any derivative instruments at any time during the fiscal quarter.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

	Manor Bond Fund
	Schedule of Investments
	March 31, 2016 (Unaudited)

Shares		Value

US TREASURY NOTES - 94.75%
125,000	US Treasury Note 1.000% Due 11/30/2019	$ 124,946
150,000	US Treasury Note 0.500% Due 06/15/2016	150,067
175,000	US Treasury Note 0.625% Due 05/31/2017	174,898
100,000	US Treasury Note 1.000% Due 03/31/2017	100,367
250,000	US Treasury Note 1.375% Due 11/30/2018	253,633
250,000	US Treasury Note 1.500% Due 01/31/2022	251,260

TOTAL FOR US TREASURY NOTES (Cost $1,044,584) - 94.75%		$ 1,055,171

SHORT TERM INVESTMENTS - 5.08%
56,515	First American Treasury Obligation Class Y 0.01% * (Cost $56,515)	56,515

TOTAL INVESTMENTS (Cost $1,101,099) ** - 99.83%		1,111,686

OTHER ASSETS LESS LIABILITIES - 0.17%		1,895

NET ASSETS - 100.00%		$ 1,113,581

* Variable rate security; the coupon rate shown represents the yield at March 31, 2016.

** At March 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,101,099 amounted to $10,587, which consisted of aggregate gross unrealized appreciation of $11,099 and aggregate gross unrealized depreciation of $513.

NOTES TO FINANCIAL STATEMENTS
Manor Bond Fund
1. SECURITY TRANSACTIONS

At March 31, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,101,099 amounted to $10,587, which consisted of aggregate gross unrealized appreciation of $11,099 and aggregate gross unrealized depreciation of $513.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
US Treasury Notes	$0	$ 1,055,171	$0	$ 1,055,171
Cash Equivalents	$56,515	$0	$0	$56,515
Total	$56,515	$ 1,055,171	$0	$ 1,111,686

The Funds did not hold any Level 3 assets during the fiscal quarter.  The Funds did not hold any derivative instruments at any time during the fiscal quarter.  There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures

(a)  The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph,  based on the  evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or  15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the  registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the  registrant's second fiscal half-year that has materially  affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

/s/ Daniel A. Morris

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Daniel A. Morris

President

May 13, 2016

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Daniel A. Morris

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Daniel A. Morris

President

May 13, 2016